SHAREHOLDERS' (DEFICIT) EQUITY - Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of Warrants
Beginning balance	1,980,000
Issued		1,980,000
Exercised	(980,000)
Ending balance	1,000,000	1,980,000
Exercisable	1,000,000
Weighted Average Exercise Price
Beginning balance	$ 0.0001
Issued		$ 0.0001
Exercised	0.0001
Ending balance	0.0001	$ 0.0001
Exercisable	$ 0.0001